Contributed equity (Tables)	6 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of equity - contributed equity

	Consolidated
	December 2025 Shares	June 2025 Shares	December 2025 $	June 2025 $

Ordinary shares - fully paid	5,667,995,734	809,418,734	186,592,055	123,045,889

Summary of movements in ordinary share capital
Movements in share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2025	809,418,734		123,045,889
Maxim Warrants Net Settlement	25 July 2025	1,057,000	$0.0882	93,280
August PIPE	5 August 2025	14,204,500	$0.0412	585,576
ATM issue of shares No. 65	20 August 2025	650,000	$0.0229	14,869
ATM issue of shares No. 66	27 August 2025	1,382,500	$0.0255	35,243
ATM issue of shares No. 67	12 September 2025	8,576,000	$0.0255	219,008
ATM issue of shares No. 68	3 October 2025	82,012,000	$0.0234	1,922,778
December PIPE – (Net of transaction costs)	3 December 2025	4,530,854,000	$0.0116	52,660,499
Alumni Warrants Net Settlement	10 December 2025	219,841,000	$0.0442	9,716,928
Less: share issue transaction costs		—	$0.0000	(1,702,015)

Balance	31 December 2025	5,667,995,734		186,592,055